Other Long-term Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Long-term Liabilities

40	Other long-term liabilities

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Long-term duties and levies payable relating to finance leases	908	1,159
Deferred gains relating to government grants	91	121
Provision for early retirement benefit obligations and other benefit obligations	315	251
Other long-term payables	1,227	659

	2,541	2,190

Less: current portion included in other payables and accruals (Note 36)	(293)	(235)
Non-current portion	2,248	1,955